LONG-TERM DEBT AND FINANCING - Repayments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Borrowings:
Future annual minimum repayments	$ 623,596
DIP Facility
Borrowings:
Future annual minimum repayments	158,475	[1]
Less: Debt issue costs (a)	(1,297)
Filter Group financing
Borrowings:
Future annual minimum repayments	2,395	[2]
Credit Facility
Borrowings:
Future annual minimum repayments	159,977
7% $15M subordinated notes
Borrowings:
Future annual minimum repayments	13,553	[3]
Term Loan
Borrowings:
Future annual minimum repayments	290,493	[4]
Not later than one year
Borrowings:
Future annual minimum repayments	623,385
Not later than one year | DIP Facility
Borrowings:
Future annual minimum repayments	158,475	[1]
Less: Debt issue costs (a)	(1,297)
Not later than one year | Filter Group financing
Borrowings:
Future annual minimum repayments	2,184	[2]
Not later than one year | Credit Facility
Borrowings:
Future annual minimum repayments	159,977
Not later than one year | 7% $15M subordinated notes
Borrowings:
Future annual minimum repayments	13,553	[3]
Not later than one year | Term Loan
Borrowings:
Future annual minimum repayments	290,493	[4]
1-3 years
Borrowings:
Future annual minimum repayments	211
1-3 years | Filter Group financing
Borrowings:
Future annual minimum repayments	$ 211	[2]

[1]	Three months ended December 31,
[2]	Filter Group has a $2.4 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to HTC.
[3]	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at December 31, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
[4]	As part of the recapitalization transaction that the Company completed in September 2020 (“September 2020 Recapitalization”), Just Energy issued a USD $205.9 million principal note (the “Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at December 31, 2021 includes an accrual of $12.6 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Term Loan. However, any potential actions by the lenders under the Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Term Loan has been classified as current.